Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 424,140	$ 61,011	¥ 541,610
Received during the year	186,993	26,898	50,582
Grant disbursed to partner of joint project	(13,243)	(1,905)	(16,270)
Released to consolidated statement of profit or loss	(108,102)	(15,550)	(151,782)
Ending balance	489,788	$ 70,454	424,140
Current (Note 22)	13,404		12,482	$ 1,928
Non-current	¥ 476,384		¥ 411,658	$ 68,526